Net Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disaggregation of Revenue
Net revenues	¥ 1,876,989	$ 264,368	¥ 1,202,670	¥ 720,768
Revenue from LiDAR products
Disaggregation of Revenue
Net revenues	1,735,254		1,122,237	685,333
Revenue from gas detection products
Disaggregation of Revenue
Net revenues	26,863		23,967	19,533
Other revenues
Disaggregation of Revenue
Net revenues	2,773		5,663	1,200
Engineering design, development and validation service and solution revenue
Disaggregation of Revenue
Net revenues	100,493		43,101	14,026
Other service revenues
Disaggregation of Revenue
Net revenues	¥ 11,606		¥ 7,702	¥ 676